Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 12,204,000,000	$ 11,551,000,000
Intangible assets and goodwill, end of period	11,868,000,000	12,204,000,000
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	12,815,000,000	12,163,000,000
Exchange adjustments	79,000,000	(210,000,000)
Acquisitions and other additionsa	26,000,000	1,046,000,000
Deletions	(55,000,000)	(184,000,000)
Intangible assets and goodwill, end of period	12,865,000,000	12,815,000,000
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	611,000,000	612,000,000
Exchange adjustments	0	0
Impairment loss recognised in profit or loss, goodwill	386,000,000	0
Deletions	0	(1,000,000)
Intangible assets and goodwill, end of period	$ 997,000,000	$ 611,000,000